As filed with the Securities and Exchange Commission on August 1, 2003
                                Registration Nos. 333-70600; 811-05626
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   Pre-Effective Amendment No. ___                                         [ ]
   Post-Effective Amendment No. 4                                          [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
   Amendment No.                                                           [X]
                      (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

----------------------------------------------------------------------------

                               EXPLANATORY NOTE

The Prospectus and Statement of Additional Information, dated May 1, 2003, are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 4 by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-70600), as filed on April 16, 2003.

One supplement dated August 7, 2003 to the Prospectus is included in Part A of this Post-Effective Amendment No. 4.

                                PARTS A and B

ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT
                              DATED AUGUST 7, 2003

                          SUPPLEMENT TO THE PROSPECTUS
                                DATED MAY 1, 2003

                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
               ("ING ROLLOVER CHOICE VARIABLE ANNUITY PROSPECTUS")

         The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

1. The Mortality and Expense Risk Charges shown under ""Fees and Expenses --Separate Account Annual Charges" on page 1 of the prospectus and ""Charges and Fees -- Charges Deducted from the Subaccounts" on page 11 of the prospectus are replaced with the following charges, depending on the option package elected:

        OPTION PACKAGES

        ------------------------------- -------------------------------- --------------------------------
             OPTION PACKAGE I                  OPTION PACKAGE II               OPTION PACKAGE III
        ------------------------------- -------------------------------- --------------------------------
                        Annual Charge                    Annual Charge                    Annual Charge
         Annual         Expressed as        Annual       Expressed as       Annual        Expressed as
         Charge          Daily Rate         Charge        Daily Rate        Charge         Daily Rate
          0.85%            0.0024%           1.05%          0.0029%          1.20%           0.0033%
        ------------- ----------------- -------------- ----------------- ------------- ------------------

Only the mortality and expense risk charge is changed. The asset-based administrative charge of 0.15% remains the same.

2. The expense example on page 3 of the prospectus is replaced with the following: Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    ----------------------------------------------------------------------------
     1) If you surrender your contract at the end of the applicable time period:
              1 year            3 years           5 years           10 years
              $1,120            $2,157            $3,189             $5,163
    ----------------------------------------------------------------------------
     2) If you annuitize at the end of the applicable time period:
              1 year            3 years           5 years           10 years
              $1,120            $2,157            $3,189             $5,163
    ----------------------------------------------------------------------------
     3) If you do not surrender your contract:
              1 year            3 years           5 years           10 years
               $521             $1,561            $2,596             $5,163
    ----------------------------------------------------------------------------

3. The section entitled "Special Funds" on page 8 of the prospectus is replaced in its entirety by the following: For purposes of determining death benefits, we assign the investment options to one of three categories of funds. The categories are:

        1)   Covered Funds;
        2)   Special Funds; and
        3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits due to their potential for volatility.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option, with respect to new transfers to such investment option and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit.

4. The last sentence of the first paragraph in the section entitled "Transfers Among Your Investments" on page 20 of the prospectus is changed to read:

"Keep in mind that transfers between Special or Excluded Funds and other investment portfolios may negatively impact your death benefit."

5. The following replaces the information under the table summarizing the Option Packages in the "Death Benefit Choices" section on page 24 of the prospectus:

For purposes of calculating the 5% Rollup Death Benefit, the following investment options are designated as "Special Funds": ING PIMCO Core Bond Portfolio, ING PIMCO Total Return Portfolio, ING Liquid Assets Portfolio, ING VP Bond Portfolio, Janus Aspen Series Flexible Income Portfolio, Oppenheimer Strategic Bond Fund/VA, The Fixed Account and the Fixed Interest Division. No investment options are currently designated as Excluded Funds. The death benefit for Excluded Funds is the contract value allocated to Excluded Funds and is tracked for transfer purposes only.

We may, with 30 days notice to you, designate any investment portfolio as a Special or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio, with respect to new transfers to such investment portfolio and with respect to the death benefits to which such designation applies. Selecting a Special or Excluded Fund may limit or reduce the death benefit.

For the period during which a portion of the contract value is allocated to a Special or Excluded Fund, we may at our discretion reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefits described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of the Base Death Benefit and the SUM of 1) and 2),:

     1)   the contract value allocated to Excluded Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered or Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) premium payments allocated to Covered, Special and Excluded Funds, respectively;

     2) reduced by a pro rata adjustment for any withdrawal or transfer taken from Covered, Special and Excluded Funds, respectively.

In the event of transfers from Excluded to Covered or Special Funds, the increase in the Minimum Guaranteed Death Benefit for Covered Funds and/or Special Funds will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. In the event of transfers from Covered or Special Funds to Excluded Funds, the increase in the Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Minimum Guaranteed Death Benefit for Covered or Special Funds.

Currently, no investment options are designated as Special Funds for purposes of calculating the Standard Death Benefit.

The 5% ROLL-UP DEATH BENEFIT, equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Excluded Funds and the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds and Special Funds.

The 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds, Special Funds and Excluded Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 5% on a daily basis for Covered Funds or Excluded Funds and 0% for Special Funds until the earlier of attainment of age 90 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, and

     2)   the cap.

A pro rata adjustment to the 5% Roll-Up Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and
(c) is the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal.

Transfers from Excluded to Covered or Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred. Transfers from Covered or Special Funds to Excluded Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Transfers from Special to Covered Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds.

Transfers from Covered to Special Funds will reduce the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds on a pro rata basis. The resulting increase in the 5% Roll-Up Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5% Roll-Up Minimum Guaranteed Death Benefit for Covered Funds.

The calculation of the cap is not affected by allocation to Covered, Special or Excluded Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the sum of the contract value allocated to Excluded Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Covered or Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Covered, Special or Excluded Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Covered, Special or Excluded Funds, respectively;

     3) adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special or Excluded Funds from the prior anniversary (adjusted for new premiums, partial withdrawals and transfers between Covered, Special and Excluded Funds) and the current contract value. A pro rata adjustment to the Annual Ratchet Minimum Guaranteed Death Benefit is made for any withdrawals. The amount of the pro rata adjustment for withdrawals will equal (a) divided by (b) times (c): where (a) is the contract value of the withdrawal; (b) is the contract value immediately prior to the withdrawal; and (c) is the Annual Ratchet Minimum Guaranteed Death Benefit for Covered, Special and Excluded Funds, respectively, immediately prior to the withdrawal. Please see Appendix E for examples of the pro rata withdrawal adjustment for withdrawals.

Transfers from Excluded to Covered or Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds and the contract value transferred.

Transfers from Covered or Special Funds to Excluded Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for Excluded Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for Covered or Special Funds, respectively.

Currently, no investment options are designated as Special Funds for purposes of calculating the Annual Ratchet Death Benefit.

Examples of how the designation of certain funds as Special Funds affects the calculation of the 5% Roll-up Death Benefit is included in Exhibit 1 to this supplement.

6. The cover page and the section, "Purchase and Availability of the Contract" on page 13 of the prospectus are hereby amended to add plans under section 403(b) of the Internal Revenue Code of 1986 as amended (the "Code") to the types of plans for which the Contract may be issued.

                                    EXHIBIT 1

                 SPECIAL FUNDS 5% ROLL-UP DEATH BENEFIT EXAMPLES

-------------------------------------        -----------------------------------         -----------------------------------
       MGDB* IF 50% INVESTED IN                    MGDB* IF 0% INVESTED IN                     MGDB* IF 100% INVESTED IN
            SPECIAL FUNDS                               SPECIAL FUNDS                                SPECIAL FUNDS
-------------------------------------        -----------------------------------         -----------------------------------
END OF YR  COVERED  SPECIAL   TOTAL           END OF YR  COVERED  SPECIAL  TOTAL          END OF YR  COVERED  SPECIAL  TOTAL
-------------------------------------        -----------------------------------         -----------------------------------
    0        500      500     1,000              0        1,000     --     1,000                0       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    1        525      500     1,025              1        1,050     --     1,050                1       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    2        551      500     1,051              2        1,103     --     1,103                2       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    3        579      500     1,079              3        1,158     --     1,158                3       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    4        608      500     1,108              4        1,216     --     1,216                4       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    5        638      500     1,138              5        1,276     --     1,276                5       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    6        670      500     1,170              6        1,340     --     1,340                6       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    7        704      500     1,204              7        1,407     --     1,407                7       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    8        739      500     1,239              8        1,477     --     1,477                8       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
    9        776      500     1,276              9        1,551     --     1,551                9       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------
   10        814      500     1,314             10        1,629     --     1,629               10       0       1000    1000
-------------------------------------        -----------------------------------         -----------------------------------


-------------------------------------        ------------------------------------
      MGDB* IF TRANSFERRED TO                      MGDB* IF TRANSFERRED TO
           SPECIAL FUNDS                                COVERED FUNDS
-------------------------------------        ------------------------------------
     AT THE BEGINNING OF YEAR 6                  AT THE BEGINNING OF YEAR 6
-------------------------------------        ------------------------------------
END OF YR  COVERED  SPECIAL   TOTAL           END OF YR  COVERED  SPECIAL   TOTAL
-------------------------------------        ------------------------------------
    0       1,000       --    1,000                0         --    1,000    1,000
-------------------------------------        ------------------------------------
    1       1,050       --    1,050                1         --    1,000    1,000
-------------------------------------        ------------------------------------
    2       1,103       --    1,103                2         --    1,000    1,000
-------------------------------------        ------------------------------------
    3       1,158       --    1,158                3         --    1,000    1,000
-------------------------------------        ------------------------------------
    4       1,216       --    1,216                4         --    1,000    1,000
-------------------------------------        ------------------------------------
    5       1,276       --    1,276                5         --    1,000    1,000
-------------------------------------        ------------------------------------
    6          --    1,276    1,276                6      1,050       --    1,050
-------------------------------------        ------------------------------------
    7          --    1,276    1,276                7      1,103       --    1,103
-------------------------------------        ------------------------------------
    8          --    1,276    1,276                8      1,158       --    1,158
-------------------------------------        ------------------------------------
    9          --    1,276    1,276                9      1,216       --    1,216
-------------------------------------        ------------------------------------
   10          --    1,276    1,276               10      1,276       --    1,276
-------------------------------------        ------------------------------------


     *  MGDB is the 5% Roll-up Minimum Guaranteed Death Benefit




ING (lion logo)

GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

126958 - Rollover Choice                                                08/07/03

                           PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


EXHIBITS

(b)

(1) Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

(2)    Not applicable

(3)(a) Distribution Agreement between the Depositor and
       Directed Services, Inc. (1)
   (b) Form of Dealers Agreement (1)
   (c) Organizational Agreement (1)
   (d) Addendum to Organizational Agreement (1)
   (e) Expense Reimbursement Agreement (1)
   (f) Form of Assignment Agreement for Organizational Agreement (1)

(4)(a) Form of Variable Annuity Group Master Contract (2)
   (b) Form of Variable Annuity Contract (2)
   (c) Form of Variable Annuity Certificate (2)
   (d) Form of GET Fund Rider (2)
   (e) Section 72 Rider (2)
   (f) Waiver of Surrender Charge Rider (2)
   (g) Simple Retirement Account Rider. (5)
   (h) 403(b) Rider. (5)
   (i) Individual Retirement Annuity Rider. (5)
   (j) ROTH Individual Retirement Annuity Rider. (5)
   (k) Death Benefit Option Package Endorsement

(5)(a) Individual Deferred Combination Variable and Fixed Annuity
       Application (7)

(6)(a) Certificate of Amendment of the Restated Articles of Incorporation of Golden American Life Insurance Company, dated 03/01/95 (1)
   (c) By-laws of Golden American Life Insurance Company, dated 01/07/94 (1)

(7)    Not applicable

(8)(a) Service Agreement between Golden American Life Insurance
       Company and Equitable Life Insurance Company of Iowa (1)
   (b) Service Agreement between Golden American Life Insurance Company and Directed Services, Inc.(1)
   (c) Asset Management Agreement between Golden American Life Insurance Company and ING Investment Management LLC (1)
   (d) Reciprocal Loan Agreement between Golden American Life Insurance Company and ING America Insurance Holdings, Inc. (1)
   (e) Revolving Note Payable between Golden American Life Insurance Company and SunTrust Bank (1)
   (f) Surplus Note, dated 12/17/96, between Golden American Life Insurance Company and Equitable of Iowa Companies (1)
   (g) Surplus Note, dated 12/30/98, between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa (1)
   (h) Surplus Note, dated 09/30/99, between Golden American Life Insurance Company and ING AIH (1)
   (i) Surplus Noted, dated 12/08/99, between Golden American Life Insurance Company and First Columbine Life Insurance Company (1)
   (j) Surplus Note, dated 12/30/99, between Golden American Life Insurance Company and Equitable of Iowa Companies (1)
   (k) Reinsurance Agreement, dated 06/30/00, between Golden American Life Insurance Company and Equitable Life Insurance Company of Iowa (1)
   (l) Renewal of Revolving Note Payable between Golden American Life Insurance Company and SunTrust Bank as of April 30, 2001 and expiring May 31, 2002 (1)
   (m) Reinsurance Agreement, effective 01/01/00, between Golden American Life Insurance Company and Security Life of Denver International Limited (1)
   (n) Letter of Credit between Security Life of Denver International Limited and The Bank of New York (1)
   (o) Form of Services Agreement among Golden American Life Insurance Company and ING affiliated Insurance Companies listed on Exhibit B (2)
   (p) Form of Services Agreement between Golden American Life Insurance Company and ING North American Insurance Corporation, Inc. (2)
   (q) Form of Shared Services Center Agreement among ING North American Insurance Corporation, Inc. and ING affiliated Insurance Companies (2)
   (r) Participation Agreement between Golden American and ING Variable Products Trust (3)
   (s) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (3)
   (t) Participation Agreement between Golden American and Fidelity
       Variable Insurance Products (3)
   (u) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (3)
   (v) Participation Agreement between Golden American and ING Variable Portfolios, Inc. (4)
   (w) Participation Agreement between Golden American and Franklin Templeton Variable Insurance Products Trust (4)
   (x) Participation Agreement between Golden American and
       ING Partners, Inc. (4)
   (y) Amendment to Participation Agreement between Golden American and
       ING Partners, Inc. (4)
   (z) Participation Agreement between Golden American and Janus Capital Corporation (4)
  (aa) Form of Participation Agreement between Golden American and
       Oppenheimer Variable Account Funds (4)

(9)    Opinion and Consent of Kimberly J. Smith

(10)(a) Consent of Ernst & Young LLP, Independent Auditors
    (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11)   Not applicable

(12)   Not applicable

(13)   Schedule of Performance Data (4)

(14)   Not applicable

(15)   Powers of Attorney (8)

------------------------------

(1) Incorporated by reference to Initial Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on September 28, 2001.

(2) Incorporated by reference to Pre-Effective Amendment 1 to the Registration Statement on Form N-4 for Separate Account B filed with the Securities and Exchange Commission on December 11, 2001.

(3) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B (File Nos. 033-23351, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B on April 30, 2002
     (File Nos. 333-70600; 811-05626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(6) Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

(7) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 333-70600, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                  Position(s)
Name                    Business Address              with Depositor
----                    ----------------              --------------

Keith Gubbay           ING Insurance Operations      Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Cheryl L. Price        ReliaStar Life Insurance Co.  Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

Boyd G. Combs          ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations      Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services        Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.  Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     Golden American Life Ins. Co. Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Thomas J. McInerney    ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations      Chief Financial Officer
                       5780 Powers Ferry Road        Director
                       Atlanta, GA  30327-4390

Mark A. Tullis         ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

P. Randall Lowery      ING Insurance Operations      Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David L. Jacobson      Golden American Life Ins. Co. Vice President, Chief
                       1475 Dunwoody Drive           Compliance Officer and
                       West Chester, PA  19380       Assistant Secretary

David S. Pendergrass   ING Insurance Operations      Vice President and
                       5780 Powers Ferry Road        Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.  Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Depositor owned 100% of the stock of a New York company, First Golden American Life Insurance Company of New York ("First Golden"). The primary purpose of First Golden was to offer variable products in the state of New York. First Golden was merged into ReliaStar Life Insurance Company of New York, an affiliate of the Depositor on April 1, 2002.

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4
(File No. 33-75988), as filed on April 10, 2003 for Variable Annuity
Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of July 31, 2003, there are 148,323 qualified contract owners and 160,762 non-qualified contract owners in Golden American's Separate Account B.


ITEM 28: INDEMNIFICATION

Golden American shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Golden American as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Golden American may also, to the extent permitted by law, indemnify any other person who is or was serving Golden American in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

Golden American or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, also serves as principal underwriter for all contracts issued by Golden American. DSI is the principal underwriter for Separate Account A, Separate Account B, Equitable Life Insurance Company of Iowa Separate Account A, ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of Golden American and the ING Investors Trust (formerly known as The GCG Trust).

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by Golden American Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390 and by Equitable Life Insurance Company of Iowa, an affiliate, at 909 Locust Street, Des Moines, Iowa 50309.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. Golden American Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement on Form N-4 meets the requirements of Securities Act Rule 485(b) for effectiveness and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 1st day of August, 2003.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  GOLDEN AMERICAN LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on August 1, 2003.


Signature                     Title
---------                     -----

                             President
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*


----------------------
Thomas J. McInerney*


----------------------
Mark A. Tullis*


----------------------
P. Randall Lowery*


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM                EXHIBIT                                            PAGE #
----                -------                                           --------
4(k)           Death Benefit Option Package Endorsement               EX-99.B4K

9              Opinion and Consent of Kimberly J. Smith               EX-99.B9

10(a)          Consent of Ernst & Young LLP, Independent Auditors     EX-99.B10A